STOCKHOLDER’S EQUITY (Details) - USD ($)	Oct. 17, 2025	Mar. 31, 2026	Dec. 31, 2025
Equity [Abstract]
Common stock issued (in shares)	10,000	10,000	10,000
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Proceeds from issuance of stock	$ 1